Capital Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.2%)
Communication Services (5.5%)
	Alphabet Inc. Class A	269,650	41,699
	Alphabet Inc. Class C	156,500	24,450
*	Baidu Inc. ADR	177,200	16,308
	Walt Disney Co.	111,300	10,985
	Meta Platforms Inc. Class A	9,500	5,476
	T-Mobile US Inc.	8,700	2,320
*	Spotify Technology SA	4,100	2,255
			103,493
Consumer Discretionary (11.7%)
	Sony Group Corp. ADR	1,612,000	40,929
	Alibaba Group Holding Ltd. ADR	301,800	39,907
*	Tesla Inc.	134,800	34,935
	Ross Stores Inc.	196,700	25,136
	TJX Cos. Inc.	192,500	23,446
*	Amazon.com Inc.	98,300	18,703
*	Mattel Inc.	615,200	11,953
	Royal Caribbean Cruises Ltd.	47,800	9,820
	Whirlpool Corp.	70,900	6,390
	Bath & Body Works Inc.	91,100	2,762
*	Flutter Entertainment plc	11,100	2,459
	eBay Inc.	35,400	2,398
	NIKE Inc. Class B	35,000	2,222
	Restaurant Brands International Inc.	20,000	1,333
			222,393
Consumer Staples (0.5%)
	Sysco Corp.	89,100	6,686
*	Dollar Tree Inc.	34,100	2,560
			9,246
Energy (2.1%)
	Hess Corp.	124,400	19,870
	Exxon Mobil Corp.	96,198	11,441
	ConocoPhillips	42,000	4,411
	EOG Resources Inc.	32,700	4,193
*	Transocean Ltd. (XNYS)	278,100	882
			40,797
Financials (7.9%)
	Wells Fargo & Co.	434,700	31,207
	JPMorgan Chase & Co.	86,100	21,120
	Visa Inc. Class A	59,000	20,677
	Marsh & McLennan Cos. Inc.	73,900	18,034
	Raymond James Financial Inc.	96,350	13,384
	Bank of America Corp.	212,200	8,855
	Charles Schwab Corp.	112,300	8,791
	Progressive Corp.	21,100	5,972
*	PayPal Holdings Inc.	77,100	5,031
	CME Group Inc.	16,700	4,430
	Northern Trust Corp.	44,400	4,380
	Fidelity National Information Services Inc.	49,000	3,659
	Mastercard Inc. Class A	4,700	2,576
	Citigroup Inc.	31,700	2,251
			150,367
Health Care (29.1%)
	Eli Lilly & Co.	240,371	198,525
*	Boston Scientific Corp.	665,702	67,156
	Amgen Inc.	214,071	66,694
	AstraZeneca plc ADR	666,600	48,995
*	Biogen Inc.	237,800	32,540
	Novartis AG ADR	201,150	22,424

Capital Growth Portfolio
		Shares	Market Value ($000)
	Thermo Fisher Scientific Inc.	41,400	20,601
	Bristol-Myers Squibb Co.	320,900	19,572
	GSK plc ADR	443,300	17,173
*	BioMarin Pharmaceutical Inc.	166,900	11,798
	Roche Holding AG	29,791	9,805
*	BeiGene Ltd. ADR	34,000	9,254
	Zimmer Biomet Holdings Inc.	45,500	5,150
*	Elanco Animal Health Inc. (XNYS)	472,616	4,962
	CVS Health Corp.	62,400	4,227
	Stryker Corp.	8,400	3,127
	Medtronic plc	31,300	2,813
	Abbott Laboratories	21,000	2,786
	Agilent Technologies Inc.	20,000	2,340
			549,942
Industrials (12.8%)
	FedEx Corp.	220,300	53,705
	Siemens AG (Registered)	202,138	46,683
	Southwest Airlines Co.	646,650	21,714
*	United Airlines Holdings Inc.	309,900	21,399
	Airbus SE	92,654	16,315
	Delta Air Lines Inc.	291,600	12,714
	Caterpillar Inc.	34,200	11,279
	TransDigm Group Inc.	7,450	10,306
	Union Pacific Corp.	41,900	9,898
*	American Airlines Group Inc.	751,500	7,928
	Textron Inc.	77,100	5,570
*	Alaska Air Group Inc.	108,100	5,321
	United Parcel Service Inc. Class B (XNYS)	45,650	5,021
	General Dynamics Corp.	10,700	2,917
	Carrier Global Corp.	43,300	2,745
	CSX Corp.	77,700	2,287
	Otis Worldwide Corp.	21,250	2,193
	JB Hunt Transport Services Inc.	12,100	1,790
	Norfolk Southern Corp.	7,500	1,776
			241,561
Information Technology (25.6%)
	Microsoft Corp.	155,200	58,261
	KLA Corp.	84,700	57,579
	Micron Technology Inc.	597,500	51,917
	Texas Instruments Inc.	271,800	48,842
*	Adobe Inc.	107,000	41,038
	NVIDIA Corp.	371,100	40,220
	Oracle Corp.	219,200	30,646
	Intel Corp.	1,153,200	26,189
	NetApp Inc.	207,800	18,253
	Intuit Inc.	28,600	17,560
	Analog Devices Inc.	65,600	13,230
	QUALCOMM Inc.	70,700	10,860
	Apple Inc.	46,500	10,329
	HP Inc.	362,350	10,033
	Telefonaktiebolaget LM Ericsson ADR	1,085,700	8,425
	Cisco Systems Inc.	117,600	7,257
	Hewlett Packard Enterprise Co.	466,950	7,205
	Applied Materials Inc.	31,800	4,615
	Entegris Inc.	51,300	4,488
	Corning Inc.	96,250	4,406
*	Autodesk Inc.	12,600	3,299
*	Palo Alto Networks Inc.	15,600	2,662
	Infineon Technologies AG	77,693	2,590
	Broadcom Inc.	11,400	1,909
	Marvell Technology Inc.	28,100	1,730
	Teradyne Inc.	18,500	1,528
			485,071
Materials (1.0%)
*	Glencore plc	1,022,712	3,743
	Albemarle Corp.	49,200	3,543
	Linde plc	6,300	2,934
	DuPont de Nemours Inc.	38,566	2,880
	Freeport-McMoRan Inc.	65,500	2,480

Capital Growth Portfolio
		Shares	Market Value ($000)
	Corteva Inc.	30,700	1,932
	Dow Inc.	18,066	631
			18,143
Total Common Stocks (Cost $990,821)			1,821,013
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $69,969)	699,704	69,963
Total Investments (99.9%) (Cost $1,060,790)			1,890,976
Other Assets and Liabilities—Net (0.1%)			1,743
Net Assets (100%)			1,892,719
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,741,877	79,136	—	1,821,013
Temporary Cash Investments	69,963	—	—	69,963
Total	1,811,840	79,136	—	1,890,976